RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 2) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company		$ (625,868)	$ (522,571)	$ (4,041,597)	$ (1,528,046)
Less: loss attributable to non-controlling interest
Net loss		(625,868)	(522,571)	(4,041,597)	(1,528,046)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense				25,246	25,063
Amortization expense				32,788	440
Equity based compensation charge				144,000	166,715
Changes in Assets and Liabilities
Accounts receivable				79,130	(320,303)
Inventory				188,521	29,513
Recoverable IVA taxes and credits				59,376	(200,006)
Other current assets				(97,765)	63,366
Other assets				1,265	(3,460)
Accounts payable and accrued expenses				198,786	(19,283)
IVA and other taxes payable				(80,358)	98,594
Advances from customers				6,338	41,196
Interest accruals				9,009
CASH USED IN OPERATING ACTIVITIES				(1,342,098)	(1,646,211)
CASH FLOWS FROM INVESTING ACTIVITIES:
Reverse merger net liabilities				(1,547)
Purchase of property and equipment				(453)	(3,975)
Intangible assets					(115,000)
NET CASH USED IN INVESTING ACTIVITIES				(2,000)	(118,975)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued				330,000	883,050
Proceeds from loans payable				60,000	586,597
NET CASH PROVIDED BY FINANCING ACTIVITIES				390,000	1,469,647
Effect of exchange rate changes on cash and cash equivalents				147,577	263,353
NET INCREASE IN CASH				(806,521)	(32,186)
CASH AT BEGINNING OF PERIOD				832,159	173,828	$ 173,828
CASH AT END OF PERIOD		$ 25,638	$ 141,642	25,638	141,642	832,159		$ 173,828
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity					2,909,423
QPAGOS Corporation - Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company						(2,499,774)	[1]	(1,489,318)
Less: loss attributable to non-controlling interest
Net loss						(2,499,774)		(1,489,318)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense						34,227		31,668
Amortization expense						3,583		518
Equity based compensation charge						166,715
Changes in Assets and Liabilities
Accounts receivable						(226,161)		(13,301)
Inventory						(21,581)		(646,986)
Recoverable IVA taxes and credits						(246,697)	[1],[2]	(161,984)
Other current assets						(2,014)	[1]	(50,000)
Other assets						(5,520)		762
Accounts payable and accrued expenses						(64,129)		50,082
IVA and other taxes payable						183,689	[1],[2]	4,609
Advances from customers						(1,106)		3,092
Interest accruals						3,320
CASH USED IN OPERATING ACTIVITIES						(2,675,448)		(2,270,858)
CASH FLOWS FROM INVESTING ACTIVITIES:
Reverse merger net liabilities						(4,779)
Purchase of property and equipment						(4,779)		(132,171)
Intangible assets						(215,000)
NET CASH USED IN INVESTING ACTIVITIES						(219,779)		(132,171)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued						2,990,000
Share issue expenses						(388,700)
Proceeds from loans payable						685,001		2,324,422
NET CASH PROVIDED BY FINANCING ACTIVITIES						3,286,301		2,377,625
Effect of exchange rate changes on cash and cash equivalents						267,257	[3]	147,167
NET INCREASE IN CASH						658,331		121,763
CASH AT BEGINNING OF PERIOD				832,159	173,828	173,828		52,065
CASH AT END OF PERIOD						832,159		173,828
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity						2,909,423
QPAGOS Corporation - Parent Company [Member] | As Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company						(2,529,513)	[1]	(1,489,318)
Less: loss attributable to non-controlling interest
Net loss						(2,529,513)		(1,489,318)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense						34,227
Amortization expense						3,583
Equity based compensation charge						166,715
Changes in Assets and Liabilities
Accounts receivable						(226,161)
Inventory						(21,581)
Recoverable IVA taxes and credits	[1],[2]					(240,943)
Other current assets	[1]					29,491
Other assets						(5,520)
Accounts payable and accrued expenses						(64,129)
IVA and other taxes payable	[1],[2]					173,591
Advances from customers						(1,106)
Interest accruals						3,320
CASH USED IN OPERATING ACTIVITIES						(2,678,026)
CASH FLOWS FROM INVESTING ACTIVITIES:
Reverse merger net liabilities						(4,779)
Purchase of property and equipment						(215,000)
Intangible assets						(219,779)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued						2,990,000
Share issue expenses						(388,700)
Proceeds from loans payable						685,001
NET CASH PROVIDED BY FINANCING ACTIVITIES						3,286,301
Effect of exchange rate changes on cash and cash equivalents	[3]					269,835
NET INCREASE IN CASH						658,331
CASH AT BEGINNING OF PERIOD				832,159	$ 173,828	173,828
CASH AT END OF PERIOD						832,159		173,828
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity						2,909,423
QPAGOS Corporation - Parent Company [Member] | Adjustments [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company						29,739	[1]
Less: loss attributable to non-controlling interest
Net loss						29,739
Changes in Assets and Liabilities
Recoverable IVA taxes and credits	[1],[2]					(5,754)
Other current assets	[1]					(31,505)
IVA and other taxes payable	[1],[2]					10,098
CASH USED IN OPERATING ACTIVITIES						2,578
CASH FLOWS FROM INVESTING ACTIVITIES:
Intangible assets
CASH FLOWS FROM FINANCING ACTIVITIES:
NET CASH PROVIDED BY FINANCING ACTIVITIES
Effect of exchange rate changes on cash and cash equivalents	[3]					(2,578)
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD

[1]	Management noted an error in recording of cost of goods sold of prepaid services sold to end users. Purchases of prepaid services from providers are recorded as a prepaid asset, which is subsequently expensed to cost of goods sold when the service is sold and the risks and rewards of ownership passed to end users. The cost of goods sold was incorrectly recorded as equal to revenue on all service sales. The gross profit on these revenue transactions was earned but remained on our balance sheet in prepaid expenditure. The restated financial statements reduced the costs of goods sold recorded by the gross profit earned on these transactions with a corresponding reduction in prepaid expenditure. The net value added tax effect on these transactions was restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.
[2]	Management noted an error in the recording of transactions related to a consume's use of kiosks to pay for certain services such as utilities through our kiosks. In these transactions, the Company earns a payment processing fee as an agent, on either a percentage of transaction value or a fixed fee per transaction basis. This revenue was previously recorded at gross value, the full value of the transaction was recorded as revenue and the full value of the service provided to our end users was recognized as cost of goods sold, The value radded taxation on both the revenue and cost of goods sold was recorded as due to and due from, the Mexican revenue authorities, respectively. The Restated financial statements reversed the difference between the gross revenue recorded and the payment processing fee actually earned on these transactions; and the cost of goods sold entries originally recorded were reversed. The value-added taxation recorded has been restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.
[3]	To reflect the adjustments necessary to record the recapitalization effect of the reverse merger with Asiya Pearls, Inc.